Document and Entity Information	Dec. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2020
Entity Registrant Name	ALLIANCE DATA SYSTEMS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15749
Entity Tax Identification Number	31-1429215
Entity Address, Address Line One	3075 LOYALTY CIRCLE
Entity Address, City or Town	COLUMBUS
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43219
City Area Code	614
Local Phone Number	729-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001101215
Title of 12(b) Security	Common stock
Trading Symbol	ADS
Security Exchange Name	NYSE